                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08 ss

Check here if Amendment [_]; Amendment Number: _______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates, Inc.
Address:  200 Clarendon St 56th Floor
          Boston, MA 02116

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Alber
Title:  Chief Financial Officer
Phone:  617.574.6735

Signature, Place, and Date of Signing:

  /s/ Thomas P. Alber              Boston, MA                  8/14/08
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      -----------------------------------------
28-_______                _________________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:   82,655,677

Form 13F Information Table Value Total:  $ 1,066,450
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number      Name
---        --------------------      -----------------------------------------
           28-_______                _________________________________________

                                   Form 13F

Page 1 of 1                                      Name of Reporting Manager: TA Associates, Inc. 06/30/08 (SEC USE ONLY)
                                                                          Item 6: Investment                 Item 8:
                                                                              Discretion                 Voting Authority (Shares)
                                                                       ------------------------          -------------------------
                                                             Item 5:            (b)             Item 7:
                                   Item 3:      Item 4:     Shares of         Shared-     (c)   Managers
Item 1:              Item 2:        CUSIP     Fair Market   Principal  (a)  As Defined  Shared-   See    (a)      (b)      (c)
Name of Issuer    Title of Class   Number        Value       Amount    Sole in Instr. V  Other  Instr. V Sole    Shared    None
--------------    -------------- ----------- -------------- ---------- ---- ----------- ------- -------- ----    ------    ----
Cardtronics Inc.      Common     14161H 10 8 $  108,739,867 12,259,286  X                                 X
Clayton
  Holdings Inc.       Common     18418N 10 7 $   49,450,865  8,283,227  X                                 X
Eagle Test
  Systems Inc.        Common     270006 10 9 $   68,925,741  6,154,084  X                                 X
IPG Photonics
  Corp.               Common     44980X 10 9 $   23,341,291  1,240,898  X                                 X
Lumber
  Liquidators
  Inc.                Common     55003Q 10 3 $   73,895,991  5,684,307  X                                 X
MetroPCS
  Communications
  Inc.                Common     591708 10 2 $  531,207,306 29,994,766  X                                 X
Monotype
  Imaging
  Holdings Inc.       Common     61022P 10 0 $  157,146,189 12,901,986  X                                 X
PROS Holdings
  Inc.                Common     74346Y 10 3 $   19,082,533  1,699,246  X                                 X
Tempur-Pedic
  International
  Inc.                Common     88023U 10 1 $   34,659,819  4,437,877  X                                 X
COLUMN
  TOTALS                                      1,066,449,602 82,655,677